Fair Value of Foreign Pension Plan Assets by Asset Category (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 656,952	¥ 543,164	¥ 422,500
Cash and cash equivalents
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	6,597	6,178
Short-term investments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	12,353	11,529
Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	205,301	157,704
Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	62,149	51,942
Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	58,355	45,657
Real estate funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	35,856	26,995
Private equity funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	33,215	22,946
Hedge funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	35,807	28,695
Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	201,379	187,631
Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	765	57
Asset-backed securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	5,175	3,830
Level 1
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	212,312	167,801
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	6,597	6,178
Level 1 | Short-term investments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	462	742
Level 1 | Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	201,787	157,704
Level 1 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	4,170	2,868
Level 1 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		309
Level 1 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	(704)
Level 2
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	322,362	285,357
Level 2 | Short-term investments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	11,891	10,787
Level 2 | Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	3,514
Level 2 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	61,883	51,660
Level 2 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	54,136	42,416
Level 2 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	184,288	176,534
Level 2 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	1,475	130
Level 2 | Asset-backed securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	5,175	3,830
Level 3
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	122,278	90,006	46,758
Level 3 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	266	282
Level 3 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	49	373
Level 3 | Real estate funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	35,856	26,995	15,190
Level 3 | Private equity funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	33,215	22,946	10,030
Level 3 | Hedge funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	35,807	28,695	19,726
Level 3 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	17,091	10,788	1,840
Level 3 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ (6)	¥ (73)	¥ (28)